Summary Of Significant Accounting Policies (Table)	12 Months Ended
Dec. 31, 2022
Disclosure of summary of significant accounting policies explanatory [Abstract]
Summary of Useful Lives of Amortization	The following useful lives are used in the calculation of amortization:

Software	3-5 years
Customer relationships	7 years

Summary of Useful Lives of Depreciation	The following useful lives are used in the calculation of depreciation:

Facility	40 years
Facility equipment	5-20 years
Computer equipment	3 years
Leasehold improvements	3-15 years
Furniture and fixtures	5 years